Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 67,303,327	$ 54,487,112
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 60,900,931	45,501,991
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value			$ 250,000
Term	120 months
XII | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 5,829,400
Term	6 months
Rate	0.00%		0.00%
Debt Securities	$ 5,931,970
XLIX Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 1,246,500	$ 1,246,500
Term	730 days	730 days
Rate	7.24%	7.24%	7.24%	7.24%
Debt Securities	$ 1,780,394	$ 3,363,075
LI Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 2,715,058
Term	365 days
Rate	3.99%		3.99%
Debt Securities	$ 3,051,414
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 3,284,942
Term	730 days
Rate	6.00%		6.00%
Debt Securities	$ 3,640,545
LIII Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value			$ 4,532,644
Term	365 days
Rate	3.75%		3.75%
Debt Securities	$ 5,279,564
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 4,192,612
Term	730 days
Rate	5.25%		5.25%
Debt Securities	$ 4,817,767
LIV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 3,220,141
Term	365 days
Rate	2.85%		2.85%
Debt Securities	$ 3,771,036
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 4,779,859
Term	730 days
Rate	4.99%		4.99%
Debt Securities	$ 5,468,838
LV Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 6,968,538
Term	270 days
Rate	0.00%		0.00%
Debt Securities	$ 6,763,376
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 10,141,234
Term	548 days
Rate	3.00%		3.00%
Debt Securities	$ 8,361,826
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value	$ 8,437,300
Term	365 days
Rate	4.50%		4.50%
Debt Securities	$ 9,176,588
XLVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value			$ 8,500	$ 8,500
Term	742 days	742 days
Rate	7.00%	7.00%	7.00%	7.00%
Debt Securities			$ 1,524,768	$ 1,713,023
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value			$ 7,500
Term	770 days
Rate	5.00%		5.00%
Debt Securities			$ 1,332,845
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 6,402,396	$ 8,985,121
IX | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 1,625,968
Term		12 months
Rate		3.00%		3.00%
Debt Securities		$ 3,252,764
X | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 1,349,672
Term		9 months
Rate		41.00%		41.00%
Debt Securities		$ 2,072,483
XXXVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 3,845,700
Term		1826 days
Debt Securities		$ 2,602,729
XXXVII | Tarjeta Naranja S.A.U. | Top of range
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Rate		15.00%		15.00%
XXXVII | Tarjeta Naranja S.A.U. | Bottom of range
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Rate		3.50%		3.50%
XLIV | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 3,574,897
Term		549 days
Rate		4.00%		4.00%
Debt Securities		$ 1,292,537
XLV | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 3,057,000
Term		365 days
Rate		5.00%		5.00%
Debt Securities		$ 10,624
XLVI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 4,000,000
Term		365 days
Rate		4.72%		4.72%
Debt Securities		$ 8,103,724
XLVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 5,001,000
Term		365 days
Rate		5.00%		5.00%
Debt Securities		$ 10,238,961
XLIX Serie I | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 2,712,000
Term		365 days
Rate		5.50%		5.50%
Debt Securities		$ 4,814,617
L | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Nominal value		$ 4,050,000
Term		365 days
Rate		5.00%		5.00%
Debt Securities		$ 8,037,454